Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | C000005448
Average Annual Return [Line Items]
Average Annual Return, Percent	18.10%	4.12%	8.97%
Without Sales Load [Member] | C000005449
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	3.86%	8.70%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell 3000 Health Care Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.56%	6.31%	9.54%
Russell 3000 Health Care Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.56%	6.31%	9.54%